Net Loss Per Share Attributable to Common Stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders
12. Net Loss Per Share Attributable to Common Stockholders
The Company’s potentially dilutive securities include options to purchase common stock, unvested shares of restricted common stock, and redeemable convertible preferred stock. The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders for the period indicated because including them would have had an anti-dilutive effect:

	March 31,
	2022	2021
Redeemable convertible preferred stock	—	22,359,669
Options to purchase common stock	8,113,589	2,871,594
Unvested shares of restricted common stock from early exercises	17,820	34,647
Restricted stock units	702,663	—
Restricted stock units—executive officer	952,804	—

Total	9,786,876	25,265,910

14. Net Loss Per Share Attributable to Common Stockholders
The Company’s potential dilutive securities, which include redeemable convertible preferred stock, options to purchase common stock, and unvested shares of restricted common stock, have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders for the period indicated because including them would have had an anti-dilutive effect:

	December 31,
	2021	2020
Redeemable convertible preferred stock	24,785,564	14,388,857
Options to purchase common stock	5,598,073	1,910,310
Unvested shares of restricted common stock from early exercises	757	41,834
Restricted stock units	952,804	—

Total	31,337,198	16,341,001

Shares of redeemable convertible preferred stock also participated in dividends with shares of common stock (if and when declared) and therefore were deemed participating securities. The holders of redeemable convertible preferred stock did not contractually share in losses and therefore no additional net loss per share has been disclosed under the two-class
method.